Schedule I - Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(in Renminbi “RMB”, except share and per share data)

	As of
	December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	14,280,138	1,202,355	169,348
Prepaid expenses and other current assets	426,398	410,826	57,863
Amount due from subsidiaries and VIEs	1,024,111,805	1,047,722,447	147,568,620
Investments in subsidiaries and VIEs	3,717,374,302	4,857,619,732	684,181,430
Total assets	4,756,192,643	5,906,955,360	831,977,261

Liabilities:
Accrued expenses and other current liabilities	2,937,951	604,989	85,212
Dividend payable	—	59,226,084	8,341,819
Total liabilities	2,937,951	59,831,073	8,427,031

Equity:
Common shares	206,793	206,793	29,126
Treasury stock	(124,596,781)	(111,520,291)	(15,707,305)
Additional paid-in capital	3,191,193,773	3,196,942,284	450,279,902
Retained earnings	1,622,852,316	2,692,018,850	379,162,925
Accumulated other comprehensive income	63,598,591	69,476,651	9,785,582
Total equity	4,753,254,692	5,847,124,287	823,550,230
Total liabilities and equity	4,756,192,643	5,906,955,360	831,977,261

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
General and administrative expenses	(9,577,576)	(8,739,084)	(5,899,484)	(830,925)
Interest income	590	1,518	29,662	4,178
Equity in profit of subsidiaries and VIEs	831,870,794	817,582,216	1,190,497,730	167,678,098
Other income, net	3,113,215	3,151,789	2,166,066	305,084
Net income	825,407,023	811,996,439	1,186,793,974	167,156,435
Other comprehensive (loss) income	(14,749,519)	57,289,037	5,878,060	827,907
Comprehensive income	810,657,504	869,285,476	1,192,672,034	167,984,342

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash used in operating activities	(8,630,238)	(9,559,741)	(5,736,205)	(807,928)
Received from subsidiaries and VIEs	4,545,040	164,707,863	25,363,652	3,572,396
Dividends received from subsidiaries	—	—	49,338,235	6,949,145
Net cash provided by investing activities	4,545,040	164,707,863	74,701,887	10,521,541
Contribution from shareholders	2,959,511	277,342	1,099,619	154,878
Repurchase of common shares	—	(146,740,902)	(24,872,828)	(3,503,265)
Dividend paid	—	—	(58,401,356)	(8,225,659)
Net cash provided by (used in) financing activities	2,959,511	(146,463,560)	(82,174,565)	(11,574,046)
Effect of foreign exchange rate changes	(144,484)	824,099	131,100	18,466
Net increase (decrease) in cash and cash equivalents	(1,270,171)	9,508,661	(13,077,783)	(1,841,967)
Cash and cash equivalents, beginning of year	6,041,648	4,771,477	14,280,138	2,011,315
Cash and cash equivalents, end of year	4,771,477	14,280,138	1,202,355	169,348

SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.For the years ended December 31, 2021, 2022 and 2023 , except as disclosed in Note 18, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB7.0999, as set forth in H.10 statistical release of the Federal Reserve Board on December 29, 2023. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2023, or at any other rate.